Cover	Dec. 08, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment no. 2
Document Period End Date	Dec. 08, 2022
Entity File Number	001-40696
Entity Registrant Name	PHP Ventures Acquisition Corp.
Entity Central Index Key	0001863460
Entity Tax Identification Number	86-3368971
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CT 10-06, Level 10
Entity Address, Address Line Two	Corporate Tower Subang Square
Entity Address, Address Line Three	Jalan SS15/4G
Entity Address, City or Town	Subang Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47500
City Area Code	60 3
Local Phone Number	5888 8485
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Class A Common Stock, one-half of one redeemable warrant, and one right to acquire one-tenth of one share of Class A common stock
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one-half of one
Trading Symbol	PPHPU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PPHP
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one share of Class A common stock
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common stock
Trading Symbol	PPHPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PPHPW
Security Exchange Name	NASDAQ